Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Trade Accounts Receivable, Net (Abstract)
Trade Accounts Receivable, Net
17.           Trade Accounts Receivable, Net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
Trade accounts receivable	$4,652	$7,901
Allowance for doubtful debts	-	(3,139)
Total Accounts Receivable, Net	$4,652	$4,762

The movement in the allowance for doubtful debts is analyzed as follows:

	2010	2011
Balance as at January 1	$-	$-
Bad debt expense	2,131	3,139
Less: Amount written off during the year	(2,131)	-
Balance as at December 31	$-	$3,139